NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value of Assets (USD $)	Dec. 31, 2013	Dec. 31, 2012
NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value of Assets [Line Items]
Available For Sale Securities	$ 2,500	$ 12,500
Derivate Liability – Advances on Gold	22,223	0
Fair Value, Inputs, Level 1 [Member]
NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value of Assets [Line Items]
Available For Sale Securities	22,500	12,550
Derivate Liability – Advances on Gold	0
Fair Value, Inputs, Level 2 [Member]
NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value of Assets [Line Items]
Available For Sale Securities	0	0
Derivate Liability – Advances on Gold	22,223
Fair Value, Inputs, Level 3 [Member]
NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value of Assets [Line Items]
Available For Sale Securities	0	0
Derivate Liability – Advances on Gold	$ 0